A Allianz Life Insurance Company of North America

 STEWART GREGG
 Senior Securities Counsel
 Corporate Legal
 5701 Golden Hills Drive
 Minneapolis, MN  55416-1297

 Telephone:  763-765-2913
 Telefax:       763-765-6355
 stewart_gregg@allianzlife.com
  www.allianzlife.com

April 1, 2009

Sally Samuel, Senior Counsel
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington, DC    20549-4644


Re:Allianz Life Insurance Company of North America
   Allianz Life Variable Account B
   Post Effective Amendment No. 11
   Registration Statement Nos. 333-139701 and 811-05618

Dear Ms. Samuel:

We received oral comments from you on February 6, 2009, February 10, 2009 and March 11, 2009 with respect to Registrant's above referenced Post Effective Amendment No. 11 to Registration Statement Nos. 333-139701 and 811-05618. This letter and the attached redlined prospectus pages respond to your comments. All page numbers in the comments refer to the courtesy copy sent to you on December 23, 2008.

1.

COMMENTS:

(a). Please confirm that the prospectus for the older version of the Vision Contract will be used only in states that have not approved the new version of the Vision Contract. Also confirm that once all states have approved the new Contract you will discontinue use of the prospectus for the older Contract.

(b). Please confirm that existing Contract Owners are not affected by the changes noted in the prospectus for the new version of the Vision Contract.

(c).  If you will be relying on Rule 12h-7 please state that in the prospectus.

(d). In the Tandy representation for your filing letter, please confirm that you understand that the effectiveness of this registration cannot be accelerated.

RESPONSES:

(a). The prospectus for the new version of the Vision Contract will be used in all states that have approved the new Contract once we are operationally ready to administer the new Contract in such state or states. The prospectus for the older version of the Vision Contract will be used only in states that have not approved the new version of the Vision Contract.

                                                             AZL-Vision (5.09)-1

      Once all states have approved the new Contract we will discontinue use of the prospectus for the older Contract.

(b). Existing Contract Owners are not affected by the changes noted in the prospectus for the new version of the Vision Contract.

(c).  If we decide to rely on Rule 12h-7 we will state that in the prospectus.

(d). We revised our Tandy representation as indicated at the end of this letter.

PROSPECTUS

2.    FEE TABLE (PAGES 6 - 11)

COMMENT:

(a). Please clarify what the maximum M&E charge is for the Base Contract and all optional benefits.

(b). Please change the heading "Current Maximum Rider Charge (subject to change if the benefit is added later)" in the rider charge table to "Maximum Rider Charge."

(c). In the redline courtesy copy version of the prospectus we received some of the numbers in the fee tables are not visible. Please confirm that in the clean version of the prospectus filed on Edgar that all of the fee numbers are visible, with the exception of the expense example number that will be added upon amendment.

(d). Please move the text that appears under the headings "Separate Account Annual Expenses" and "Rider Charges" to the footnotes.

(e). Please move the information about the rider charges into the same table with the M&E charges. Do not divide the M&E charge table from the rider charge table by footnotes. Also, add "NA" to any column for which a benefit has no charge.

(f). Please move the information about no additional charge for the Cumulative Withdrawal Benefit to a footnote.

(g). Please move the information about the maximum M&E charge for a Contract with multiple optional benefits into the actual M&E table.

(h). Please move all footnotes so that they appear on the same page at the bottom of the page as the text to which they apply.

(i). Please change the order of the M&E charges during the Annuity Phase so that the most expensive option appears first.

RESPONSE:

We completely revised the fee tables to appear as indicated on the next two pages.
                                                             AZL-Vision (5.09)-2

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(1),(2)]
(as a percentage of each Purchase Payment withdrawn)

                                                                                 WITHDRAWAL CHARGE AMOUNT
    NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR              CONTRACT WITH      CONTRACT WITH THE           CONTRACT WITH THE
                   PURCHASE PAYMENT                                   THE        SHORT WITHDRAWAL CHARGE      NO WITHDRAWAL CHARGE
                                                                     BONUS             OPTION[(3)]               OPTION[(3),(5)]
                                                 BASE CONTRACT   OPTION[(3),(4)]
                           0                            8.5%            8.5%            8.5%                          0%
                           1                            8.5%            8.5%            7.5%                          0%
                           2                            7.5%            8.5%            5.5%                          0%
                           3                            6.5%              8%              3%                          0%
                           4                              5%              7%              0%                          0%
                           5                              4%              6%              0%                          0%
                           6                              3%              5%              0%                          0%
                           7                              0%              4%              0%                          0%
                           8                              0%              3%              0%                          0%
                    9 years or more                       0%              0%              0%                          0%

TRANSFER FEE[(6)]......................$25

PREMIUM TAXES[(7)]..............0% to 3.5%
(as a percentage of each Purchase Payment)


CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

CONTRACT MAINTENANCE CHARGE[(8)].......$50
(per Contract per year)


 (1)The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the free withdrawal privilege or as RMD payments in that same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. There is no free withdrawal privilege during the Annuity Phase or after you begin to receive Lifetime Plus Payments under one of the Lifetime Plus Benefits (5.09) (if applicable). Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the free withdrawal privilege and other information that appears in section 8, Access to Your Money; and section 11.b, The Lifetime Plus Benefits (5.09).
  NOTE: No withdrawal charge applies if you select the No Withdrawal Charge Option at Contract issue. For more details and additional information, please see the discussion that appears in section 11.c, Other Optional Benefits - No Withdrawal Charge Option.
(2)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), less any withdrawal charges.
(3)Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can combine please see section 11, Selection of Optional Benefits.
(4)In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For more information, please see section 6, Expenses - Withdrawal Charge.
(5)If you select the No Withdrawal Charge Option, you must also select either the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09).
(6)The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the Target Date 10 Benefit (5.09) or any of the Lifetime Plus Benefits (5.09), against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.
(7)It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses - Premium Taxes.
(8)We waive this charge during the Accumulation Phase if the Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. If the total Contract Value (or Bonus Value) for all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. We waive this charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.
                                                             AZL-Vision (5.09)-3

CONTRACT ANNUAL EXPENSES

                                                                                     MAXIMUM AND CURRENT    RIDER CHARGE DURING THE
                                                                                       M&E CHARGE[(9)]     ACCUMULATION PHASE[(10)]
                                                                                    ACCUMULATION  ANNUITY    CURRENT      MAXIMUM
                                                                                        PHASE      PHASE[     RIDER        RIDER
                                                                                                   (11)]   CHARGE[(12)] CHARGE[(13)]
BASE CONTRACT                                                                           1.40%      1.40%        NA           NA
ADDITIONAL CHARGES FOR OPTIONAL BENEFITS[(14)]
  QUARTERLY VALUE DEATH BENEFIT[(15)]                                                   0.30%        NA         NA           NA
  BONUS OPTION[                                                                        ]0.30%      0.30%        NA           NA
  SHORT WITHDRAWAL CHARGE OPTION[(15)]                                                  0.25%        NA         NA           NA
  NO WITHDRAWAL CHARGE OPTION[(15),(16)                                                ]0.35%        NA         NA           NA
  TARGET DATE 10 BENEFIT (5.09)[(17)]                                                   0.55%        NA       0.55%        1.00%
                                                                                     applicable             applicable
                                                                                     only before             once the
                                                                                      the rider            rider charge
                                                                                    charge takes           takes effect
                                                                                       effect
  LIFETIME PLUS II BENEFIT (5.09) AND LIFETIME PLUS 10 BENEFIT (5.09)[(17)]
     SINGLE LIFETIME PLUS PAYMENTS                                                      0.95%        NA       0.95%        2.00%
                                                                                      applicable            applicable
                                                                                     only before             once the
                                                                                      the rider            rider charge
                                                                                     charge takes          takes effect
                                                                                        effect
     JOINT LIFETIME PLUS PAYMENTS                                                       1.10%        NA       1.10%         2.20%
                                                                                      applicable            applicable
                                                                                     only before             once the
                                                                                      the rider            rider charge
                                                                                     charge takes          takes effect
                                                                                        effect
MAXIMUM CHARGE FOR A CONTRACT WITH THE QUARTERLY VALUE DEATH BENEFIT, THE NO            3.15%      1.40%        NA       2.05% M&E
 WITHDRAWAL CHARGE OPTION, AND JOINT LIFETIME PLUS PAYMENTS UNDER ONE OF THE          applicable                        charge plus
 LIFETIME PLUS BENEFITS (5.09)[ ]                                                    only before                             a
                                                                                      the rider                            2.20%
                                                                                     charge takes                         maximum
                                                                                        effect                          rider charge
                                                                                                                          once the
                                                                                                                        rider charge
                                                                                                                        takes effect

(9)The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. We assess the M&E charge against the Accumulation Unit value during the Accumulation Phase and against the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. For more information, please see section 6, Expenses - Mortality and Expense Risk (M&E) Charge.
(10)We do not assess a rider charge during the Annuity Phase.
(11)The Contract allows Partial Annuitization. It is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time and have different M&E charges. For example, if you have a Contract with the Quarterly Value Death Benefit and request a variable Partial Annuitization we would assess an annual M&E charge of 1.40% on the annuitized portion of the Contract, and an annual M&E charge of 1.70% on the portion that has not been annuitized. For more information, see section 3, The Annuity Phase - Partial Annuitization.
(12)The rider charge is an annualized rate that is accrued on a daily basis as a percentage of the Target Value under the Target Date 10 Benefit (5.09), or as a percentage of the Benefit Base under any of the Lifetime Plus Benefits (5.09). We calculate the rider charge daily beginning on the first Quarterly Anniversary that occurs on or after January 1, 2010. We assess the rider charge quarterly and we deduct it for each quarter on the earlier of the next Quarterly Anniversary or when we deduct the final rider charge. The rider charge reduces the Contract Value (and Bonus Value, if applicable), but not any of the guaranteed values under the optional benefits (for example, it does not reduce the Target Value or Benefit Base). For more information, please see section 6, Expense - Rider Charge.
(13)We reserve the right to change the rider charge on each Quarterly Anniversary that the benefit is in effect subject to the maximum rider charge. If we increase the rider charge for your selected benefit we will notify you in writing and allow you to terminate your benefit instead of accepting the increase to the rider charge. For more information, please see section 6, Expenses - Rider Charge.
(14)The additional charges listed here for the optional benefits apply to benefits that you select while this prospectus is in effect. Any benefits you add to your Contract in the future will be subject to the current and maximum additional M&E charges (or current and maximum rider charges) that are applicable at that time. Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can combine please see section 11, Selection of Optional Benefits.
(15)The additional M&E charge associated with this optional benefit will continue until the earlier of the benefit's termination, or when your Contract Value is reduced to zero.
(16)If you select the No Withdrawal Charge Option, you must also select either the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09).
(17)We only assess the additional M&E charge for the Target Date 10 Benefit (5.09) or either of the Lifetime Plus Benefits (5.09) before the first Quarterly Anniversary that occurs on or after January 1, 2010. Beginning on the first Quarterly Anniversary that occurs on or after January 1, 2010 we will stop deducting this additional M&E charge and begin assessing the rider charge. The additional charges associated with the Target Date 10 Benefit (5.09) and Lifetime Plus Benefits (5.09) will continue until the earlier of the termination of your benefit, or when your Contract Value is reduced to zero.

                                                             AZL-Vision (5.09)-4

STATEMENT OF ADDITIONAL INFORMATION

3.

COMMENT:

Please move the information on the older version of the Vision contracts from the Statement of Additional Information to an appendix in the prospectus.

RESPONSE:

We moved the information on the older version of the Vision contracts from the Statement of Additional Information to Appendix K in the prospectus.

PART C

4.

COMMENT:

Part C to the Registration Statement should only include the final copy of any agreement.

RESPONSE:

We acknowledge that Part C to the Registration Statement should only include the final copy of any agreement.

The Company acknowledges that the staff's review does not foreclose the Commission from taking any action with respect to the filing. The action of the staff in reviewing the filing does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b).

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By: /s/ Stewart D. Gregg
    --------------------
        Stewart D. Gregg


                                                             AZL-Vision (5.09)-5